Other non-current assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 890	€ 892	€ 733
Pre-funded pension obligations	177	155	77
Long-term prepaid expenses	92	115	126
Long-term loans and advances and other non-current receivables	537	521	464
Derivative financial instruments	24	37	19
Other non-current assets	2,734	2,503	2,815
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	588	380	1,037
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 426	€ 403	€ 359